Note 21 - Property and Equipment (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment [Line Items]
Carrying value of items of property and equipment on which there is a restriction on sale	€ 24	€ 42
Commitments for the acquisition of property and equipment	46	€ 273
Total property and equipment: Opening balance for Right-of-use assets (IFRS 16)	3,185
Real estate leases: Opening balance for Right-of-use assets (IFRS 16)	3,154
Vehicle leases: Opening balance for Right-of-use assets (IFRS 16)	23
Additions to Right-of-use assets (IFRS 16), mainly new real estate leases	413
Depreciation charges for Right-of-use assets (IFRS 16), mainly resulted from planned consumption for property leases	615
Total property and equipment: Closing balance for Right-of-use assets (IFRS 16)	2,870
Real estate leases: Closing balance for Right-of-use assets (IFRS 16)	2,847
Vehicle leases: Closing balance for Right-of-use assets (IFRS 16)	€ 19